United States Securities and Exchange Commission Washington, D.C. 20549
Form 13F, Form 13F Cover Page Report for quarter ended: Dec. 31, 2001 Institutional Investment Manager Filing this Report: Affinity Wealth Management
Address: 1702 Lovering Avenue Wilmington, DE 19806 13F file number: 28-01902 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral part of this form.
Person signing this report on behalf of reporting manager: Anitra Cunningham
Title: Admin. Assistant Phone: 302-254-6126 Signature, Place, and
Date of Signing: Anitra Cunningham, Wilmington, DE February 6, 2002
Report type: 13F Holding Report
Report Summary: 78 data records	$70,945,000

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                                                   Affinity Wealth Management, Inc.
                                                              FORM 13F
                                                        Discretionary Clients
                                                          December 31, 2001
                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ADP                            COM              053015103      485 8233.000 SH       Sole                 8233.000
Aflac, Inc.                    COM              001055102      257 10449.000SH       Sole                10449.000
Alltel Corp                    COM              020039103      586 9486.000 SH       Sole                 9486.000
Ambac Financial                COM              023139108      444 7673.000 SH       Sole                 7673.000
American Eagle Outfitters      COM              02553e106      489 18698.000SH       Sole                18698.000
American Express               COM              025816109      269 7550.000 SH       Sole                 7550.000
American Intl Group            COM              026874107      494 6220.000 SH       Sole                 6220.000
Autodesk Inc                   COM              052769106      438 11761.000SH       Sole                11761.000
Bank of New York               COM              064057102      323 7913.000 SH       Sole                 7913.000
Bed Bath & Beyond Inc          COM              075896100      687 20280.000SH       Sole                20280.000
Brinker International          COM              109641100      314 10556.000SH       Sole                10556.000
Bristol Myers Squibb           COM              110122108      484 9490.000 SH       Sole                 9490.000
CSG Systems                    COM              126349109      266 6585.000 SH       Sole                 6585.000
Choicepoint                    COM              170388102      271 5342.000 SH       Sole                 5342.000
Cisco Systems                  COM              17275R102      453 25015.000SH       Sole                25015.000
CitiGroup                      COM              172967101      552 10927.959SH       Sole                10927.959
Compass Bancshares             COM              20449h109      349 12337.000SH       Sole                12337.000
Conoco                         COM              208251306      341 12041.500SH       Sole                12041.500
Danaher                        COM              235851102      351 5822.000 SH       Sole                 5822.000
DuPont                         COM              263534109      417 9810.278 SH       Sole                 9810.278
Echo Bay Mining                COM              278751102        6 12000.000SH       Sole                12000.000
Elan Corp PLC                  COM              284131208      565 12531.000SH       Sole                12531.000
Ensco Int'l                    COM              26874Q100      376 15144.000SH       Sole                15144.000
Exxon Mobil                    COM              30231G102      344 8764.000 SH       Sole                 8764.000
Forest Labs Inc.               COM              345838106      414 5046.000 SH       Sole                 5046.000
Gannett Co Inc                 COM              364730101      428 6371.000 SH       Sole                 6371.000
General Electric               COM              369604103      216 5385.000 SH       Sole                 5385.000
Gillette                       COM              375766102      387 11601.000SH       Sole                11601.000
IBM                            COM              459200101      375 3102.000 SH       Sole                 3102.000
IShares Russell 2000 Growth    COM              464287648      218 3778.000 SH       Sole                 3778.000
IShares Russell 2000 Value Fun COM              464287630      217 1687.000 SH       Sole                 1687.000
IShares S&P Midcap 400         COM              464287705     1245 13764.000SH       Sole                13764.000
Illinois Tool Works            COM              452308109      361 5333.000 SH       Sole                 5333.000
Intel                          COM              458140100      388 12345.000SH       Sole                12345.000
Interpublic Group              COM              460690100      270 9151.000 SH       Sole                 9151.000
Johnson & Johnson              COM              478160104      462 7811.000 SH       Sole                 7811.000
Jones Apparel                  COM              480074103      634 19112.000SH       Sole                19112.000
Kohls Corporation              COM              500255104      347 4928.000 SH       Sole                 4928.000
Lowe's Companies               COM              548661107      449 9669.000 SH       Sole                 9669.000
Marshall & Ilsley              COM              571834100      478 7549.000 SH       Sole                 7549.000
Mercantile Bank                COM              587405101      232 5400.000 SH       Sole                 5400.000
Merck & Co Inc                 COM              589331107      365 6201.000 SH       Sole                 6201.000
Microsoft Corp                 COM              594918104      387 5834.000 SH       Sole                 5834.000
Nabors Industries              COM              629568106      420 12226.000SH       Sole                12226.000
NiSource                       COM              65473P105      398 17243.000SH       Sole                17243.000
Nokia                          COM              654902204      382 15588.000SH       Sole                15588.000
Northern Trust                 COM              665859104      306 5085.000 SH       Sole                 5085.000
PPL Corp                       COM              69351t106      257 7367.000 SH       Sole                 7367.000
Pepsico                        COM              713448108      350 7181.000 SH       Sole                 7181.000
Procter & Gamble               COM              742718109      214 2708.000 SH       Sole                 2708.000
Protective Life Corp           COM              743674103      750 25920.000SH       Sole                25920.000
Questar                        COM              748356102      591 23578.000SH       Sole                23578.000
SPX Corporation                COM              784635104      520 3802.000 SH       Sole                 3802.000
Sigma-Aldrich                  COM              826552101      441 11187.000SH       Sole                11187.000
Sovereign Bancorp              COM              845905108      949 77517.000SH       Sole                77517.000
Stryker Corporation            COM              863667101      655 11214.000SH       Sole                11214.000
Sysco                          COM              871829107      329 12555.000SH       Sole                12555.000
Tech Data Corp                 COM              878237106      347 8018.000 SH       Sole                 8018.000
Tyco International             COM              902124106      716 12159.000SH       Sole                12159.000
Verizon Communications         COM              92343V104      437 9210.000 SH       Sole                 9210.000
Wendy's International          COM              950590109      708 24279.000SH       Sole                24279.000
Wilmington Trust Company       COM              971807102      379 5984.000 SH       Sole                 5984.000
Wrigley Wm Jr Co               COM              982526105      294 5725.000 SH       Sole                 5725.000
iShares Russell 1000 Value Ind COM              464287598     4885 88170.727SH       Sole                88170.727
iShares S&P MC 400 Barra Growt COM              464287606     3117 27355.000SH       Sole                27355.000
Royce Value Trust                               780910105     1282    81542 SH       Sole                    81542
S&P 400 Midcap Depository Rece                  595635103      293     3159 SH       Sole                     3159
Frank Russell Income/Value Equ MF               FRIVE          255 4681.572 SH       Sole                 4681.572
Janus Growth & Income          MF               471023200     3792 126510.828SH      Sole               126510.828
MSIF Mid Cap Growth            MF               552913782     1440 82546.294SH       Sole                82546.294
Nationwide Managed Sep Balance MF                              217 205164.890SH      Sole               205164.890
Nationwide Managed Sep Equity  MF                              238 217800.910SH      Sole               217800.910
Royce Low Priced Stock         MF               780905808     8821 755832.242SH      Sole               755832.242
Selected American Shares       MF               816221105     2276 73427.086SH       Sole                73427.086
Vanguard Index 500             MF               922908108     1044 9855.568 SH       Sole                 9855.568
Vanguard Windsor               MF                              210 13441.340SH       Sole                13441.340
Wasatch Small Cap Growth       MF               936772102     6800 200067.502SH      Sole               200067.502
Weitz Series Value             MF               949045108     9399 274092.743SH      Sole               274092.743
REPORT SUMMARY                 78 DATA RECORDS               70945            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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